Financial assets at fair value through other comprehensive income - Details of the Investments (Details)	12 Months Ended
Dec. 31, 2020 EUR (€)
Financial assets at fair value through other comprehensive income
Total	€ 258,566
Game Play Network Inc
Financial assets at fair value through other comprehensive income
Holding %	0.53%
Total	€ 258,566